CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2026		Dec. 31, 2025
Assets
Cash and balances at central banks	£ 42,034		£ 37,720
Financial assets at fair value through profit or loss	1,761		2,279
Derivative financial instruments	3,088		3,260
Loans and advances to banks	6,704		5,836
Loans and advances to customers	470,268		461,504
Reverse repurchase agreements	47,215		43,962
Debt securities	15,128		11,983
Due from fellow Lloyds Banking Group undertakings	1,462		1,182
Financial assets at amortised cost	540,777		524,467
Financial assets at fair value through other comprehensive income	40,365		36,257
Goodwill and other intangible assets	5,866		5,692
Current tax recoverable	1,260		1,263
Deferred tax assets	3,758		3,917
Retirement benefit assets	2,860		2,695
Other assets	14,610		13,785
Total assets	656,379		631,335
Liabilities
Deposits from banks	5,274		3,085
Customer deposits	466,996		465,207
Repurchase agreements at amortised cost	44,600		37,567
Due to fellow Lloyds Banking Group undertakings	5,522		3,852
Financial liabilities at fair value through profit or loss	4,238		4,243
Derivative financial instruments	4,392		4,286
Notes in circulation	2,177		2,118
Debt securities in issue at amortised cost	62,806		52,132
Other liabilities	6,945		5,772
Retirement benefit obligations	116		120
Current tax liabilities	15		35
Deferred tax liabilities	131		146
Provisions	2,687		2,772
Subordinated liabilities	7,582		8,020
Total liabilities	613,481		589,355
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	3,863		4,160
Retained profits	31,611		30,208
Ordinary shareholders’ equity	37,648		36,542
Other equity instruments	5,184		5,367
Total equity excluding non-controlling interests	42,832		41,909
Non-controlling interests	66		71
Total equity	42,898	[1]	41,980	[2]
Total equity and liabilities	£ 656,379		£ 631,335

[1]	Total equity attributable to owners of the parent was £42,832 million
[2]	Total equity attributable to owners of the parent was £41,909 million